Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings.
Borrowings

22.Borrowings

	2021	2020
	$’000	$'000
Non-current
Senior Notes	1,916,062	1,428,398
Bank borrowings	485,409	588,692
External debt	2,401,471	2,017,090

Current
Senior Notes	27,195	32,352
Bank overdraft	3,208	—
Bank borrowings	177,216	153,767
External debt	207,619	186,119

Total borrowings	2,609,090	2,203,209

Reconciliation of cash and non-cash changes

	2021	2020	2019
	$’000	$’000	$’000

Opening balance – January 1	2,203,209	2,055,878	1,897,774
Additions through business combination (note 31)	6,457	46,356	—
Interest expense (note 11)	179,280	182,246	193,829
Interest paid	(168,285)	(167,938)	(171,883)
Bank loans and bond proceeds received	1,076,063	232,219	1,800,000
Bank loans and bonds repaid	(653,504)	(99,903)	(1,622,317)
Bank overdraft	3,208	—	—
Transaction costs	(38,597)	(5,561)	(58,044)
Foreign exchange	1,259	(40,088)	16,519
Closing balance – December 31	2,609,090	2,203,209	2,055,878

22.1External debt

External debt is made up of the following:

		Maturity			2021	2020
	Currency	date	Interest rate		$’000	$’000
Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		496,850	—
IHS Holding Limited	US Dollar	2028	6.25%		497,366	—
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		949,041	946,352
IHS Netherlands Holdco B.V.	US Dollar	2025	7.125%		—	514,398

Bank borrowings
INT Towers Limited	Nigeria Naira	2024	2.5	%+ 3M NIBOR	284,882	342,995
INT Towers Limited	US Dollar	2024	3.75	%+ 3M LIBOR	92,769	104,532
IHS Cameroon S.A.	CFA Franc	2020	6.5%		—	—
IHS Cameroon S.A.	Euro	2020	3.75	%+ 3M EURIBOR	—	—
IHS Côte d’Ivoire S.A.	CFA Franc	2022	6%		31,627	54,266
IHS Côte d’Ivoire S.A.	Euro	2022	3.75	%+ 3M EURIBOR	24,156	41,172
IHS Zambia Limited	US Dollar	2027	5-5.5	% + 3M LIBOR	93,164	96,287
IHS Rwanda Limited	Rwandan Franc	2021	16%		—	650
IHS Rwanda Limited	US Dollar	2022	6.5	% + 3M LIBOR	—	13,804
IHS Brasil - Cessao De Infraestruturas S.A.	Brazil Real	2021	3.85	%+CDI	—	38,613
IHS Brasil - Cessao De Infraestruturas S.A.	Brazil Real	2029	3.65	%+CDI	69,768	—
IHS Kuwait Limited	Kuwaiti Dinar	2029	2	% + 3M KIBOR	66,257	50,140

Bank Overdraft
Global Independent Connect Limited	Yen	2022	10.3%		3,208	—

i.Senior Notes

IHS Holding Limited

At December 31, 2021, the Company is the “issuer” of the $500 million 5.625% Senior Notes due 2026 (the “2026 Notes”) and $500 million 6.250% Senior Notes due 2028 (the “2028 Notes”) (together the “Notes”) which are listed on Official List of the Exchange. These notes were originally issued on November 29, 2021 and are guaranteed by certain other members of the group.

The 2026 Notes and 2028 Notes have a tenor of five years and seven years respectively, from November 29, 2021, interest is payable semi-annually in arrears on May 29 and November 29 of each year, beginning on May 18, 2022 and the principal is repayable in full on maturity.

The 2026 Notes and 2028 Notes have early redemption features whereby IHS Holding Limited has the right to redeem the relevant notes before the maturity date, and the holders hold a right to request the early settlement of the Notes, in certain circumstances. The value of these options are disclosed in note 18.

The proceeds raised from the issue of these new notes was used in part to redeem the 2025 Notes, see below, in an early settlement that took place on the November 30, 2021. This settlement was subjected to the customary conditions and terms as set out in their bond prospectus.

IHS Netherlands Holdco B.V.

At December 31, 2021, the Company is the “issuer” of the $940 million 8.0% Senior Notes due 2027 (the “2027 Notes”) which are listed on The International Stock Exchange (TISE).

IHS Netherlands Holdco B.V. initially issued $500 million in aggregate principal amount of the 2025 Notes and $800 million in aggregate principal amount of the 2027 Notes pursuant to a Senior Notes Indenture dated September 18, 2019 between, inter alios,  the Issuer (IHS Netherlands Holdco B.V.), the Guarantors (each of IHS Netherlands NG1 B.V., IHS Nigeria

Limited, IHS Netherlands NG2 B.V., IHS Towers NG Limited, INT Towers Limited and Nigeria Tower Interco B.V.) and the Trustee (Citibank N.A., London branch).

On July 31, 2020 the Company issued an additional $150 million in aggregate principal amount across its 2025 Notes and 2027 Notes, split as $10 million in aggregate principal amount of its 2025 Notes and $140 million in aggregate principal amount of its 2027 Notes.

The 2025 notes were redeemed on the November 29, 2021. This redemption was funded by the issuance of the 2026 & 2028 Notes. The redemption included amounts related to principal of $510 million, accrued interest of $7.3 million and an early redemption premium of $18.2 million.

Tower Infrastructure Company Limited, which is an immaterial subsidiary, was not a Guarantor under the 2025 Notes or 2027 Notes. The 2027 Notes are the senior obligations of the Issuer and rank equal in right of payment with all of the issuer’s existing and future indebtedness that is not subordinated in right of payment to the Notes.

The 2027 Notes have a tenor of eight years from September 18, 2019, with interest payable semi-annually in arrears on March 18 and September 18 of each year, beginning on March 18, 2020 and principal repayable in full on maturity.

Negative covenants of the 2027 Notes, among other things, restrict the ability of IHS Holding Limited and its subsidiaries to:

●	incur or guarantee additional indebtedness and issue certain preferred stock;
●	make certain restricted payments and investments, including dividends or other distributions;
●	create or incur certain liens;
●	enter into agreements that restrict the ability of restricted subsidiaries to pay dividends;
●	transfer or sell certain assets;
●	merge or consolidate with other entities; and
●	enter into certain transactions with affiliates.

In addition, IHS Netherlands Holdco B.V. must provide to the Trustee, and to holders of the 2027 Notes, certain annual and quarterly reports.

The 2027 Notes have early redemption features whereby IHS Netherlands Holdco B.V. has the right to redeem the relevant notes before the maturity date, and the holders hold a right to request the early settlement of the Notes, in certain circumstances. The value of these options are disclosed in note 18.

ii.Bank borrowings

Bank borrowings is made up of the following:

Senior Credit Facilities

On September 29, 2021 IHS Netherlands Holdco B.V, IHS Nigeria Limited, IHS Towers NG Limited and IHS Holding Limited entered into an amendment and restatement agreement with Ecobank Nigeria Limited as agent, or the Senior Credit Facilities Amendment and Restatement Agreement, which amended and restated the facilities agreement dated September 3, 2019, or the Original Senior Credit Facilities, and, as amended and restated under the Senior Credit Facilities Amendment and Restatement Agreement, the Restated Senior Credit Facilities, between, among others, IHS Netherlands Holdco B.V. as intermediate holding company and guarantor, and, IHS Nigeria, IHS Towers NG Limited and INT Towers as borrowers and guarantors, each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., IHS Towers NG Limited, Nigeria Tower Interco B.V. and INT Towers as guarantors, Absa Bank Limited (acting through its Corporate and Investment Banking division), Citibank, N.A., London Branch, Goldman Sachs Bank USA, J.P. Morgan Securities plc, FirstRand Bank Limited (London Branch) (acting through its Merchant Bank division) and Standard Chartered Bank, as mandated lead arrangers, Ecobank Nigeria Limited as agent and the financial institutions listed therein as the original lenders. The Restated Senior Credit Facilities was amended and restated to align with the amendments to the indenture governing the Notes issued by IHS Netherlands Holdco B.V., as set forth in a consent solicitation statement dated June 14, 2021, and to add IHS Holding Limited as a guarantor. The Restated Senior Credit Facilities also include customary negative and financial covenants that limit certain activities of IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited and INT Towers. This facility was fully drawn down in 2019.

The interest rate per annum applicable to loans made under the Restated Senior Credit Facilities is equal to:

(a) in relation to the US dollar facility, prior to a rate switch date, LIBOR (subject to a zero floor) plus a margin of 4.25% per annum (subject to a margin ratchet where the level of margin may be increased (up to a maximum of 4.50)% or decreased (limited to a floor of 3.50)% subject to certain tests, including the relevant leverage ratio of the IHS Holding Limited group) and, after a rate switch date for US dollars, is equal to a compounded reference rate based on SOFR (calculated on a five day RFR banking day lookback) and a credit adjustment spread plus the margin; and

(b) in relation to the Naira facility, NIBOR (subject to a zero floor) plus a margin of 2.50% per annum.

IHS Netherlands Holdco B.V. also pays certain other fees and costs, including fees for undrawn commitments, management fees, participation fees and fees to the agent.

The US Dollar facility had an original principal amount of $110.0 million, and the Naira facility had an original principal amount of ₦141.3 billion (approximately $325 million).

Each facility under the Restated Senior Credit Facilities will terminate on the date falling 60 months after the date of the first utilization of that facility. The Restated Senior Credit Facilities are repayable in instalments. Subject to certain conditions, IHS Netherlands Holdco B.V. and the borrowers may voluntarily prepay utilizations and/or permanently cancel all or part of the available commitments under the Restated Senior Credit Facilities by giving five business days’ prior notice (or such shorter period as the majority lenders may agree). In addition to voluntary prepayments, the Restated Senior Credit Facilities requires mandatory cancellation, and if applicable, prepayment in full or in part in certain circumstances.

IHS Côte d’Ivoire S.A.

IHS Côte d’Ivoire S.A. had a FCFA 18.3 billion (2020: FCFA 44.6 billion) and €52 million (2020: €52 million) loan facility as at December 31, 2021. The facility will expire in August 2022 and was fully drawn down in 2017.

IHS Zambia Limited

On March 4, 2021 IHS Zambia Limited made a one-off payment of $0.6 million and extended the term of the remaining fully drawn down loan facility of $95.0 million. The lenders were replaced with the development finance institution (“IFC”) and commercial bank (“SCB”). The maturity was extended to December 2027 for both lenders and the principal payments were also deferred by 24 months.

IHS Rwanda Limited

On March 30, 2021 and July 20, 2021 IHS Rwanda Limited fully repaid the Rwandan Franc (RWF) and U.S. Dollar loan facilities respectively. No new loan facilities were obtained and no amounts remain outstanding under any third party loan facilities in Rwanda.

IHS Brasil Participações Ltda

On May 21, 2021 and June 28, 2021 IHS Brasil Participações Ltda. obtained loan facilities for R$300 million (approximately $53.8 million) with Itaú bank and R$100 million (approximately $17.9 million) from Banco do Brasil respectively. The loan facilities have an annual interest rate of CDI + 3.65% and are repayable in May 2029. Interest payments are due monthly and principal payments have a grace period of 1 year from inception of the loan facilities. IHS Brasil – Cessão de Infraestruturas S.A. is a guarantor to the loan facilities. In December 2021, this loan was assigned to IHS Brasil – Cessão de Infraestruturas S.A. following an internal corporate reorganization pursuant to which IHS Brasil Participações Ltda. and Skysites Holding S.A. were merged into IHS Brasil – Cessão de Infraestruturas S.A. (which remained the surviving entity).

IHS Brasil – Cessão de Infraestruturas S.A.

IHS Brasil - Cessão De Infraestruturas S.A. had fully drawn down R$30 million (approximately $5.4 million) and R$170 million (approximately $30.5 million) of the loan facilities with Banco Safra and Itau BBA respectively, at December 31, 2020. Both loan facilities were fully repaid in May 2021. No new loan facilities were obtained directly by this entity.

IHS Kuwait Limited

On April 19, 2020 IHS Kuwait Limited obtained a loan facility for KWD 26 million which matures in April 2029 and has an annual interest rate of 2.00% + 3M KIBOR. On December 31, 2021 IHS Kuwait had drawn down KWD21 million ($69 million) of the total facility and as at December 31, 2020 KWD15.8 million ($ 52.1 million).

Except for facilities in IHS Nigeria Limited, INT Towers Limited, IHS Towers Nigeria Limited and IHS Brasil Cessão de Infraestruturas Limitada the Group has pledged all assets as collateral for the bank borrowings in each relevant jurisdiction.

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as at the year end.

iii.Bank Overdraft

Global Independent Connect Limited

Global Independent Connect Limited utilised an overdraft facility of ¥21.6 million ($3.2 million) from Ecobank to support the Letters of credit used for equipment importation from overseas vendors. This facility is for a period of 90 days from the date payment is made to the vendor. The repayment represents utilisation of cash cover of ¥ 0.6 million ($0.1 million) against the total LC amount presented of ¥ 22.2 million ($3.3 million).